Subsequent Events (Details) - USD ($)	Dec. 05, 2019	Dec. 05, 2019	Mar. 31, 2020	Mar. 25, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 11, 2019	Aug. 31, 2019	Aug. 31, 2018
Subsequent Event [Line Items]
Conversion price						$ 12.20
Common Stock, Shares, Issued					1,103,643				907,047	721,295
Common stock, shares value
Preferred stock, shares par value					$ 0.0001	$ 0.0001	$ 40.00		$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion price			$ 9.20
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares par value				$ 0.0001
Subsequent Event [Member] | Holder [Member]
Subsequent Event [Line Items]
Consideration value		$ 200,000
Common Stock, Shares, Issued								21,750
Common stock, shares value								$ 200,000
Subsequent Event [Member] | March Two Thousand Nineteen Convertible Notes [Member] | Holder [Member]
Subsequent Event [Line Items]
Conversion price	$ 40.00	$ 40.00
Description for extended term	March 2019 notes to March 1, 2022
Subsequent Event [Member] | December 2018 Notes [Member] | Holder [Member]
Subsequent Event [Line Items]
Description for consideration exchange		consideration for this exchange and agreed to increase the principal outstanding on the notes exchanged by 10% from $222,000 for the December 2018 notes to $244,000 and from $2,445,000 for the March 2019 notes to $2,890,000